Digital Assets - Schedule of Units Held, Cost Basis, and Fair Value of Hype Digital Assets (Details) $ in Thousands	Jun. 30, 2026 USD ($) Token	Jun. 30, 2025 USD ($) Token	Jun. 12, 2025 USD ($) Token
Crypto Asset, Holding [Line Items]
Fair Value	$ 1,916,076	$ 0	$ 0
HYPE Digital Assets [Member]
Crypto Asset, Holding [Line Items]
Units | Token	29,275,085	0	0
Cost Basis	$ 1,363,333
Fair Value	$ 1,904,052	$ 0	$ 0